Voya Multi-Manager Emerging Markets Equity Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2020 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.5%
		Argentina: 0.4%
56,119	(1)	Arcos Dorados Holdings, Inc.	$260,953	0.1
35,390	(1),(2)	Cresud SACIF y A ADR	129,527	0.0
30,400	(2)	IRSA Inversiones y Representaciones SA ADR	115,520	0.0
1,381	(1)	IRSA Propiedades Comerciales SA ADR	10,772	0.0
1,140	(2)	MercadoLibre, Inc.	1,282,067	0.3
			1,798,839	0.4

		Bahrain: 0.0%
230,113		Ahli United Bank BSC	141,685	0.0

		Brazil: 6.4%
60,696		Ambev SA	161,847	0.0
333,403	(2)	B2W Cia Digital	7,663,114	1.7
59,495		B3 SA - Brasil Bolsa Balcao	727,186	0.2
189,245		Banco Bradesco SA ADR	798,614	0.2
106,424		Banco Santander Brasil S.A. ADR	608,745	0.1
81,716		BB Seguridade Participacoes SA	436,264	0.1
99,667		BR Malls Participacoes SA	190,486	0.0
42,998	(2)	BRF - Brasil Foods SA	171,199	0.0
220,105	(2)	BRF SA ADR	876,018	0.2
11,117		Cia Brasileira de Distribuicao	151,436	0.0
57,670		CCR SA	166,381	0.0
33,651		Cia de Saneamento Basico do Estado de Sao Paulo	390,597	0.1
36,088		Cia de Saneamento do Parana	211,137	0.0
39,034		Cosan SA	673,445	0.1
73,854		EDP - Energias do Brasil S.A.	261,492	0.1
16,995		Engie Brasil Energia SA	149,896	0.0
81,312		Equatorial Energia SA	397,632	0.1
310,000		Fleury SA	1,521,906	0.3
33,817		Hypera S.A.	233,569	0.1
271,344		IRB Brasil Resseguros S/A	417,168	0.1
302,273		Itau Unibanco Holding SA ADR	1,541,592	0.3
85,537		Klabin SA	340,571	0.1
27,359		Localiza Rent a Car SA	266,900	0.1
160,600	(2),(3)	Locaweb Servicos de Internet SA	1,470,062	0.3
43,893		Lojas Renner SA	345,571	0.1
450,000		Movida Participacoes SA	1,435,432	0.3
166,848		Petrobras Distribuidora SA	729,243	0.2
117,816		Petroleo Brasileiro SA ADR	1,021,465	0.2
40,285		Qualicorp Consultoria e Corretora de Seguros SA	217,003	0.0
461,296	(2)	Rumo SA	1,978,164	0.4
29,097		Sul America SA	283,800	0.1
74,790		Telefonica Brasil SA ADR	754,631	0.2
328,399		Tim Participacoes SA	997,180	0.2
51,746		Totvs S.A.	256,223	0.1
57,080		Transmissora Alianca de Energia Eletrica SA	317,649	0.1
62,024		Vale SA ADR	721,959	0.2
650	(2)	Vasta Platform Ltd.	12,350	0.0
28,675		Weg S.A.	371,537	0.1
17,606		YDUQS Participacoes SA	113,873	0.0
			29,383,337	6.4

		Chile: 0.4%
3,270,010		Enel Americas SA	507,351	0.1
2,648,806		Enel Chile SA	227,423	0.1
29,657		Sociedad Quimica y Minera de Chile SA ADR	906,021	0.2
			1,640,795	0.4

		China: 35.6%
122,000		Agile Group Holdings, Ltd.	154,809	0.0
97,466	(2)	Alibaba Group Holding Ltd. ADR	24,465,915	5.3
760,750	(3)	A-Living Services Co. Ltd.	4,296,763	0.9
62,000		Anhui Conch Cement Co., Ltd. - H Shares	468,853	0.1
44,000		Anta Sports Products Ltd.	417,691	0.1
14,888	(2)	Baidu, Inc. ADR	1,777,627	0.4
15,500	(2)	Baozun, Inc. ADR	651,930	0.1
15,788	(2)	BeiGene Ltd. ADR	3,299,692	0.7
49,000		Beijing Enterprises Holdings Ltd.	171,477	0.0
2,027,000	(3)	CGN Power Co. Ltd. - H Shares	426,573	0.1
769,000		China Conch Venture Holdings Ltd.	3,308,007	0.7
272,000		China Construction Bank - H Shares	198,324	0.0
1,848,000		China Education Group Holdings Ltd.	3,512,678	0.8
53,000		China Gas Holdings Ltd.	159,409	0.0
173,000		China Lesso Group Holdings Ltd.	334,704	0.1
229,000		China Medical System Holdings Ltd.	278,062	0.1
380,000		China Mobile Ltd.	2,593,933	0.6
15,268		China Mobile Ltd-SPON ADR	520,028	0.1
236,000		China National Building Material Co., Ltd. - H Shares	366,505	0.1
129,000		China Overseas Land & Investment Ltd.	393,084	0.1
1,085,650		China Petroleum & Chemical Corp. - H Shares	462,510	0.1
48,000		China Resources Beer Holdings Co Ltd.	333,792	0.1

Voya Multi-Manager Emerging Markets Equity Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		China: (continued)
434,000		China Resources Cement Holdings Ltd. - H Shares	$594,187	0.1
98,000		China Resources Gas Group Ltd.	483,385	0.1
82,000		China Resources Land Ltd.	341,769	0.1
240,000		China Unicom Hong Kong Ltd.	133,494	0.0
6,636		CNOOC Ltd. ADR	701,093	0.1
370,000		CNOOC Ltd.	390,535	0.1
68,000		Country Garden Services Holdings Co. Ltd. - H Shares	410,268	0.1
304,000		CSPC Pharmaceutical Group Ltd.	640,273	0.1
51,400		ENN Energy Holdings Ltd.	623,058	0.1
2,142,000		Fu Shou Yuan International Group Ltd.	2,031,742	0.4
44,100	(2)	GDS Holdings Ltd. ADR	3,540,789	0.8
298,000		Geely Automobile Holdings Ltd.	625,140	0.1
444,000		Great Wall Motor Co. Ltd. - H Shares	433,449	0.1
250,000		Guangdong Investment Ltd.	404,194	0.1
152,000		Guangzhou Automobile Group Co. Ltd. - H Shares	145,278	0.0
126,000		Haier Electronics Group Co. Ltd.	436,512	0.1
38,500		Hengan International Group Co., Ltd.	323,250	0.1
94,700	(2)	Huaxin Cement Co., Ltd. - Class B	171,933	0.0
101,900	(2)	HUYA, Inc. ADR	2,478,208	0.5
16,116	(2)	iQIYI, Inc. ADR	340,048	0.1
104,450	(2)	JD.com, Inc. ADR	6,662,866	1.5
182,000		Jiangsu Expressway Co. Ltd. - H Shares	195,219	0.0
674,000	(3)	Jinxin Fertility Group Ltd.	942,481	0.2
72,000		Kingboard Holdings Ltd.	210,575	0.1
1,094,000		Kunlun Energy Co. Ltd.	916,523	0.2
32,000		Kweichow Moutai Co. Ltd. - A Shares (Shanghai)	7,696,247	1.7
326,000		Lee & Man Paper Manufacturing Ltd.	201,527	0.0
141,500		Li Ning Co. Ltd.	456,084	0.1
105,000	(3)	Longfor Group Holdings Ltd.	518,914	0.1
108,000	(2)	Meituan Dianping- Class B	2,672,622	0.6
2,103		NetEase, Inc. ADR	964,057	0.2
25,987	(2)	New Oriental Education & Technology Group, Inc. ADR	3,643,377	0.8
1,928,000		PetroChina Co., Ltd. - H Shares	670,467	0.2
228,000		PICC Property & Casualty Co., Ltd. - H Shares	180,175	0.0
1,238,881		Ping An Bank Co. Ltd. - A Shares	2,365,965	0.5
185,000	(2),(3)	Ping An Healthcare and Technology Co. Ltd.	3,161,220	0.7
819,000		Ping An Insurance Group Co. of China Ltd. - H Shares	8,641,456	1.9
307,000	(3)	Postal Savings Bank of China Co. Ltd. - H Shares	169,138	0.0
198,000		Shenzhen Expressway Co. Ltd. - H Shares	188,862	0.0
112,300		Shenzhen International Holdings Ltd.	183,267	0.0
80,000		Shenzhou International Group Holdings Ltd.	955,578	0.2
49,000		Shimao Group Holdings Ltd.	207,923	0.1
7,000		Silergy Corp.	419,934	0.1
25,154	(2)	Sina Corp.	1,014,964	0.2
256,500		Sino Biopharmaceutical Ltd.	335,089	0.1
48,100	(1),(2)	Sohu.com Ltd. ADR	1,104,857	0.2
9,584	(2)	TAL Education Group ADR	749,181	0.2
370,500		Tencent Holdings Ltd.	25,415,639	5.6
74,000	(2)	Tencent Music Entertainment Group ADR	1,194,360	0.3
382,000		Tingyi Cayman Islands Holding Corp.	712,124	0.2
1,140,000	(3)	Topsports International Holdings Ltd.	1,372,859	0.3
26,451	(2)	Trip.com Group Ltd. ADR	719,467	0.2
270,000		Tsingtao Brewery Co., Ltd. - H Shares	2,406,915	0.5
1,042,600		Uni-President China Holdings Ltd.	1,131,287	0.3
19,827	(2)	Vipshop Holdings Ltd. ADR	451,461	0.1
19,898	(1),(2)	Weibo Corp. ADR	687,675	0.1
329,612		Weichai Power Co. Ltd. - H Shares	705,919	0.2
392,800		Wuliangye Yibin Co. Ltd. - A Shares	12,243,872	2.7
22,400	(3)	WuXi AppTec Co. Ltd. - H Shares	337,745	0.1
196,500	(2),(3)	Wuxi Biologics Cayman, Inc. - H Shares	4,056,517	0.9
35,000		Yifeng Pharmacy Chain Co. Ltd. - A Shares	433,203	0.1
23,000		Yum China Holdings, Inc.	1,178,520	0.3
21,271		ZTO Express Cayman, Inc. ADR	788,091	0.2
			163,105,193	35.6

		Colombia: 0.1%
52,745	(2)	Corp Financiera Colombiana SA	351,822	0.1
38,162		Interconexion Electrica SA ESP	196,279	0.0
			548,101	0.1

		Egypt: 1.0%
4,203,268	(2)	Cleopatra Hospital	1,313,356	0.3

Voya Multi-Manager Emerging Markets Equity Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Egypt: (continued)
585,907		Commercial International Bank Egypt SAE	$2,306,029	0.5
346,680	(2)	Fawry for Banking & Payment Technology Services SAE	386,189	0.0
1,550,345		Juhayna Food Industries	767,929	0.2
			4,773,503	1.0

		Georgia: 0.2%
109,172	(2)	Bank of Georgia Group PLC	1,110,607	0.2

		Germany: 0.7%
28,400	(2),(3)	Delivery Hero SE	3,260,085	0.7

		Greece: 0.2%
21,667		Hellenic Telecommunications Organization SA	318,799	0.1
10,275		Jumbo SA	200,476	0.1
11,795		Motor Oil Hellas Corinth Refineries SA	161,102	0.0
21,010		OPAP S.A.	190,328	0.0
			870,705	0.2

		Hungary: 0.5%
41,577	(2)	MOL Hungarian Oil & Gas PLC	244,919	0.1
39,000	(2)	OTP Bank Nyrt	1,396,859	0.3
20,992	(2)	Richter Gedeon Nyrt	485,699	0.1
			2,127,477	0.5

		India: 9.7%
7,897		Asian Paints Ltd.	180,809	0.0
45,309		Aurobindo Pharma Ltd.	531,196	0.1
5,071		Bajaj Auto Ltd.	203,421	0.0
360,924	(3)	Bandhan Bank Ltd.	1,659,480	0.4
141,499		Bharat Petroleum Corp. Ltd.	780,710	0.2
475,500		Cholamandalam Investment and Finance Co. Ltd.	1,282,889	0.3
80,920		Coal India Ltd.	139,641	0.0
27,770		Dabur India Ltd.	190,305	0.0
5,764		Dr Reddys Laboratories Ltd.	349,062	0.1
90,436		HCL Technologies Ltd.	850,262	0.2
301,500		HDFC Bank Ltd.	4,164,672	0.9
50,000	(2)	HDFC Bank Ltd. ADR	2,337,500	0.5
6,881		Hero Motocorp Ltd.	245,095	0.1
86,708		Hindalco Industries Ltd.	189,629	0.0
7,954		Hindustan Unilever Ltd.	234,637	0.1
4,886		Info Edge India Ltd.	207,892	0.0
105,734		Infosys Ltd.	1,359,543	0.3
98,767		JSW Steel Ltd.	291,567	0.1
1,485,206	(2),(3)	Lemon Tree Hotels Ltd.	467,723	0.1
82,244		Lupin Ltd.	1,017,996	0.2
2,323		Maruti Suzuki India Ltd.	194,157	0.0
1,112		Nestle India Ltd.	244,925	0.1
144,000		Oberoi Realty Ltd.	669,883	0.2
104,622		Petronet LNG Ltd.	346,245	0.1
177,465		Phoenix Mills Ltd.	1,462,674	0.3
7,913		Pidilite Industries Ltd.	143,218	0.0
98,274		Power Grid Corp. of India Ltd.	233,874	0.1
801,491		Reliance Industries Ltd.	22,165,708	4.8
7,667		Reliance Industries Ltd.	120,653	0.0
6,364		Tata Consultancy Services Ltd.	193,342	0.0
60,775		Tata Consumer Products Ltd.	346,765	0.1
44,321		Tech Mahindra Ltd.	402,192	0.1
54,000		Titan Co., Ltd.	751,028	0.2
84,813		Wipro Ltd.	317,924	0.1
63,836		Zee Entertainment Enterprises Ltd.	118,039	0.0
			44,394,656	9.7

		Indonesia: 1.1%
1,853,500		Astra International Tbk PT	652,920	0.1
12,530,000		Bank BTPN Syariah Tbk PT	2,971,377	0.7
3,654,700		Bank Rakyat Indonesia	793,857	0.2
1,976,500		Telekomunikasi Indonesia Persero Tbk PT	412,258	0.1
			4,830,412	1.1

		Kenya: 0.3%
5,265,000		Safaricom PLC	1,370,637	0.3

		Kuwait: 0.5%
97,455	(2)	Humansoft Holding Co. KSC	871,302	0.2
140,753		Mabanee Co. SAK	279,033	0.1
402,777		Mobile Telecommunications Co. KSC	727,228	0.2
88,221		National Bank of Kuwait SAKP	230,917	0.0
			2,108,480	0.5

		Malaysia: 0.7%
316,500		Axiata Group Bhd	239,258	0.1
178,200		Digi.Com BHD	178,670	0.0
344,600		Gamuda BHD	290,247	0.1
236,500		Genting Bhd	214,594	0.0
134,200		Maxis Bhd	167,725	0.0
127,000		MISC Bhd	236,424	0.1
38,100		Petronas Dagangan BHD	193,321	0.0
46,900		Petronas Gas BHD	186,511	0.0
50,500		PPB Group Bhd	235,059	0.1
628,000		Sime Darby Bhd	322,805	0.1
215,900		Telekom Malaysia BHD	203,746	0.0
253,300		Tenaga Nasional BHD	683,578	0.2
532,987	(2)	UEM Sunrise Bhd	53,714	0.0
			3,205,652	0.7

		Mexico: 3.1%
84,618	(2)	Alsea SAB de CV	82,432	0.0
49,190		America Movil SAB de CV ADR	621,762	0.1
789,992		America Movil SAB de CV	498,737	0.1

Voya Multi-Manager Emerging Markets Equity Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Mexico: (continued)
33,539		Arca Continental SAB de CV	$168,275	0.0
271,624		Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand ADR	858,332	0.2
531,673		Cemex SA de CV	162,930	0.0
116,112		Cemex SAB de CV ADR	355,303	0.1
19,471		Coca-Cola Femsa SA de CV ADR	805,905	0.2
68,651		Coca-Cola Femsa SAB de CV	285,185	0.1
621,980		Fibra Uno Administracion SA de CV	502,782	0.1
79,650		Fomento Economico Mexicano SAB de CV	490,319	0.1
5,147		Fomento Economico Mexicano SAB de CV ADR	316,592	0.1
17,465		Gruma SAB de CV	204,746	0.0
66,301	(2)	Grupo Aeroportuario del C	276,614	0.1
39,246		Grupo Aeroportuario del Pacifico SA de CV	264,467	0.1
23,480		Grupo Aeroportuario del Sureste SA de CV	235,275	0.1
108,689		Grupo Bimbo SAB de CV	196,524	0.0
227,975		Grupo Financiero Banorte	816,531	0.2
220,727		Grupo Mexico SA de CV Series B	559,082	0.1
179,615	(2)	Grupo Televisa S.A.	201,446	0.0
199,983	(2)	Grupo Televisa SAB ADR	1,117,905	0.2
45,296		Infraestructura Energetica Nova SAB de CV	134,331	0.0
132,339		Kimberly-Clark de Mexico SA de CV	217,582	0.1
124,319		Orbia Advance Corp. SAB de CV	197,134	0.0
18,943	(2)	Promotora y Operadora de Infraestructura SAB de CV	138,861	0.0
646,800		Qualitas Controladora SAB de CV	2,617,716	0.6
636,000	(2)	Regional SAB de CV	1,656,372	0.4
115,010		Wal-Mart de Mexico SAB de CV	270,691	0.1
			14,253,831	3.1

		Netherlands: 1.6%
77,265	(2)	Prosus NV	7,519,986	1.6

		Peru: 0.3%
107,321		Cia de Minas Buenaventura SAA ADR	1,272,827	0.3

		Philippines: 1.4%
3,567,400		Ayala Land, Inc.	2,419,334	0.5
12,418,000		Bloomberry Resorts Corp.	1,602,572	0.4
983,130		International Container Terminal Services, Inc.	1,930,095	0.4
8,435		PLDT, Inc.	228,431	0.1
			6,180,432	1.4

		Qatar: 0.2%
226,020		Barwa Real Estate Co.	195,995	0.0
42,379		Qatar Electricity & Water Co. QSC	197,685	0.1
79,827		Qatar Fuel QSC	355,525	0.1
			749,205	0.2

		Romania: 0.0%
39,917		NEPI Rockcastle PLC	207,808	0.0

		Russia: 4.7%
363,311		Alrosa AO	335,122	0.1
92,698,761		Federal Grid Co. Unified Energy System JSC	248,698	0.1
468,814		Gazprom PJSC ADR	2,297,189	0.5
259,111		Gazprom PJSC	637,258	0.1
13,287,808		Inter RAO UES PJSC	1,037,032	0.2
20,273		Lukoil PJSC	1,392,048	0.3
4,424		Lukoil PJSC ADR	302,911	0.1
8,423		Magnit OJSC	518,395	0.1
12,709	(2)	Mail.ru Group Ltd. GDR	335,311	0.1
1,639		MMC Norilsk Nickel OJSC	434,083	0.1
7,297		MMC Norilsk Nickel PJSC ADR	192,422	0.1
46,494		Mobile Telesystems OJSC	204,800	0.0
4,956		PhosAgro PJSC	179,866	0.0
1,772		Polyus PJSC	404,264	0.1
462,412		Rosneft Oil Co. PJSC GDR	2,193,381	0.5
193,671		Rostelecom PJSC	234,936	0.1
35,648,574		RusHydro JSC	365,710	0.1
280,943		Sberbank PAO ADR	3,348,841	0.7
20,839		Severstal PAO	255,755	0.1
1,296,847		Surgutneftegas PJSC	651,990	0.1
133,368		Tatneft PJSC	994,953	0.2
81,813	(2)	Yandex NV	4,707,520	1.0
			21,272,485	4.7

		Saudi Arabia: 0.4%
10,482		Al Rajhi Bank	164,740	0.0
9,868		Bupa Arabia for Cooperative Insurance Co.	311,912	0.1
7,165		Jarir Marketing Co.	293,189	0.1
11,300		Leejam Sports Co. JSC	174,453	0.0
11,941		Qassim Cement Co/The	212,802	0.0
7,766		Saudi Airlines Catering Co.	170,465	0.0
13,232		Saudi Arabian Fertilizer Co.	275,588	0.1
46,154		Saudi Electricity Co.	192,249	0.0
8,868		Saudi Telecom Co.	230,826	0.1
			2,026,224	0.4

		Singapore: 0.4%
15,755	(2)	Sea Ltd. ADR	1,925,261	0.4

Voya Multi-Manager Emerging Markets Equity Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		South Africa: 2.1%
672,000		Advtech Ltd.	$290,913	0.1
2,482		Anglo American Platinum Ltd.	190,526	0.0
26,801	(2)	Aspen Pharmacare Holdings Ltd.	207,340	0.1
27,790		Bid Corp. Ltd.	458,361	0.1
2,037		Capitec Bank Holdings Ltd.	105,397	0.0
30,294		Clicks Group Ltd.	404,280	0.1
30,655		Gold Fields Ltd.	405,385	0.1
213,412		Growthpoint Properties Ltd.	166,256	0.0
125,046		Life Healthcare Group Holdings Ltd.	127,605	0.0
78,077		MTN Group Ltd.	273,091	0.1
23,128		Naspers Ltd.	4,208,168	0.9
137,900		Netcare Ltd.	109,715	0.0
61,523		Pick n Pay Stores Ltd.	162,106	0.0
85,197		Resilient REIT Ltd.	218,416	0.1
77,036		RMB Holdings Ltd.	6,135	0.0
18,553		Spar Group Ltd.	178,740	0.0
1,612,110		Transaction Capital Ltd.	1,723,042	0.4
37,313		Vodacom Group Pty Ltd.	280,343	0.1
			9,515,819	2.1

		South Korea: 10.2%
22,150		Douzone Bizon Co. Ltd.	1,952,989	0.4
4,945		GS Holdings Corp.	145,537	0.0
2,115		Hyundai Glovis Co., Ltd.	198,282	0.0
927		Hyundai Heavy Industries Holdings Co., Ltd.	184,366	0.0
4,436		Hyundai Mobis Co. Ltd.	767,591	0.2
1,969		Hyundai Motor Co.	210,015	0.1
6,412		KB Financial Group, Inc.	189,765	0.0
35,706		Kia Motors Corp.	1,215,304	0.3
727		Korea Zinc Co., Ltd.	252,798	0.1
2,867		KT&G Corp.	194,595	0.0
713		LG Chem Ltd.	341,413	0.1
3,816		LG Corp.	236,964	0.1
13,556		LG Electronics, Inc.	806,104	0.2
88,891		LG Uplus Corp.	855,698	0.2
1,710		Lotte Confectionery Co. Ltd.	158,287	0.0
7,864		Lotte Corp.	205,353	0.0
7,829		NAVER Corp.	1,988,972	0.4
2,541		NCSoft Corp.	1,731,428	0.4
3,661		POSCO	590,773	0.1
2,350		Samsung Electro-Mechanics Co. Ltd.	278,009	0.1
226,867		Samsung Electronics Co., Ltd.	11,087,865	2.4
744		Samsung Electronics Co., Ltd. GDR	902,244	0.2
11,172		Samsung Life Insurance Co. Ltd.	446,299	0.1
14,140		Samsung SDI Co., Ltd.	4,733,812	1.0
9,820		Shinhan Financial Group Co., Ltd.	246,416	0.1
1,154		SK Holdings Co. Ltd.	215,101	0.1
114,106		SK Hynix, Inc.	7,989,278	1.7
3,245		SK Innovation Co. Ltd.	347,183	0.1
24,155		SK Telecom Co., Ltd.	4,473,754	1.0
172,062		SK Telecom Co., Ltd. ADR	3,491,138	0.8
			46,437,333	10.2

		Spain: 0.2%
60,698		CIE Automotive SA	960,208	0.2

		Taiwan: 11.9%
51,000		Accton Technology Corp.	399,533	0.1
41,794		Advantech Co. Ltd.	439,848	0.1
222,000		ASE Industrial Holding Co. Ltd.	568,758	0.1
182,000		Asia Cement Corp.	248,094	0.1
73,000		Asustek Computer, Inc.	538,402	0.1
86,000		Catcher Technology Co., Ltd.	634,995	0.1
69,408		Chailease Holding Co. Ltd.	290,472	0.1
219,000		Chicony Electronics Co. Ltd.	648,666	0.1
774,000		China Steel Corp.	523,617	0.1
529,500		Chroma ATE, Inc.	2,975,499	0.7
109,000		Chunghwa Telecom Co., Ltd.	407,348	0.1
434,000		CTBC Financial Holding Co. Ltd.	287,414	0.1
92,000		Delta Electronics, Inc.	628,862	0.1
93,000		Far EasTone Telecommunications Co., Ltd.	200,367	0.0
1,720,000	(2),(3)	FIT Hon Teng Ltd.	830,779	0.2
144,000		Formosa Chemicals & Fibre Co.	331,296	0.1
197,000		Formosa Plastics Corp.	527,606	0.1
248,000		Foxconn Technology Co., Ltd.	459,456	0.1
18,000		Globalwafers Co. Ltd.	257,666	0.1
582,000		HON HAI Precision Industry Co., Ltd.	1,555,470	0.3
523,000		Inventec Co., Ltd.	445,445	0.1
1,000		Largan Precision Co. Ltd.	130,489	0.0
409,000		Lite-On Technology Corp.	691,942	0.2
323,000		MediaTek, Inc.	7,712,614	1.7
288,000		Nan Ya Plastics Corp.	600,571	0.1
67,000		Nanya Technology Corp.	138,643	0.0
87,000		Novatek Microelectronics Corp., Ltd.	862,419	0.2
219,000		Pou Chen Corp.	198,542	0.0
145,667		Poya International Co. Ltd.	3,058,810	0.7
194,000		Quanta Computer, Inc.	542,030	0.1
37,000		Realtek Semiconductor Corp.	472,053	0.1
176,000		Synnex Technology International Corp.	262,893	0.1
411,117		Taiwan Cement Corp.	631,481	0.1
69,000		Taiwan Mobile Co., Ltd.	247,233	0.1
1,188,000		Taiwan Semiconductor Manufacturing Co., Ltd.	17,289,681	3.8

Voya Multi-Manager Emerging Markets Equity Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Taiwan: (continued)
7,315		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	$577,080	0.1
325,000		Teco Electric and Machinery Co. Ltd.	302,081	0.1
66,000		Transcend Information, Inc.	148,385	0.0
174,000		Unimicron Technology Corp.	382,253	0.1
275,000		Uni-President Enterprises Corp.	671,180	0.1
2,669,000		United Microelectronics Corp.	2,023,890	0.4
110,000		Vanguard International Semiconductor Corp.	356,544	0.1
442,000		Wistron Corp.	517,888	0.1
75,000		Wiwynn Corp.	2,010,819	0.4
38,000		Yageo Corp.	504,591	0.1
360,000		Yuanta Financial Holding Co., Ltd.	221,500	0.1
153,000		Zhen Ding Technology Holding Ltd.	705,345	0.2
			54,460,550	11.9

		Thailand: 1.5%
78,500		Advanced Info Service PCL	465,988	0.1
288,600		Bangkok Dusit Medical Services PCL	205,120	0.0
99,800		Central Pattana PCL	154,989	0.0
210,000		Charoen Pokphand Foods PCL	227,559	0.1
430,300	(2)	CP ALL PCL	942,090	0.2
137,900	(2)	CP ALL PCL (Foreign)	301,915	0.1
23,500		Electricity Generating PCL	179,105	0.0
287,600		Intouch Holdings PCL	524,638	0.1
846,300		Land & House Pub Co. Ltd.	201,379	0.0
241,700	(2)	Minor International PCL (Foreign)	141,536	0.0
134,800		Osotspa PCL	184,014	0.0
145,100		PTT Exploration & Production PCL	425,270	0.1
374,700		PTT PCL (Foreign)	470,064	0.1
117,200		Ratch Group PCL	224,928	0.1
19,900		Siam Cement PCL	244,172	0.1
771,636	(2)	Srisawad Corp. PCL	1,191,173	0.3
1,760,000		Thai Beverage PCL	825,467	0.2
			6,909,407	1.5

		Turkey: 1.5%
610,946	(2)	Akbank Turk AS	457,794	0.1
210,319		AvivaSA Emeklilik ve Hayat AS	411,707	0.1
34,544		BIM Birlesik Magazalar AS	352,672	0.1
150,049		Eregli Demir ve Celik Fabrikalari TAS	163,932	0.0
787,930	(2),(3)	MLP Saglik Hizmetleri AS	1,990,643	0.4
836,810	(2)	Sok Marketler Ticaret AS	1,622,608	0.4
319,438		Tofas Turk Otomobil Fabrikasi AS	1,161,177	0.2
260,063		Turkcell Iletisim Hizmet AS	552,036	0.1
52,392		Turkcell Iletisim Hizmet AS ADR	277,154	0.1
			6,989,723	1.5

		United Kingdom: 0.4%
64,372	(2)	Georgia Capital PLC	306,531	0.0
840,000	(2)	Helios Towers PLC	1,719,875	0.4
			2,026,406	0.4

		United States: 0.8%
149,200	(2)	Laureate Education Inc.- Class A	1,891,856	0.4
32,085	(2)	Micron Technology, Inc.	1,606,015	0.4
			3,497,871	0.8

	Total Common Stock
	(Cost $378,271,195)		450,875,540	98.5

PREFERRED STOCK: 0.8%
	Brazil: 0.4%
36,765	Cia de Transmissao de Energia Eletrica Paulista	159,420	0.0
38,178	Cia Energetica de Sao Paulo	231,635	0.1
13,540	Cia Paranaense de Energia	173,463	0.0
363,221	Itausa SA	742,937	0.2
41,356	Telefonica Brasil SA	420,493	0.1
		1,727,948	0.4

	Russia: 0.3%
800,554	Surgutneftegas	404,024	0.1
21,284	Tatneft	154,782	0.0
565	Transneft PJSC	1,027,617	0.2
		1,586,423	0.3

	South Korea: 0.1%
7,214	Samsung Electronics Co., Ltd.	301,313	0.1

	Total Preferred Stock
	(Cost $4,236,241)	3,615,684	0.8

RIGHTS: 0.0%
	Brazil: 0.0%
21,020	(2) B2W Cia Digital	29,173	0.0
97,765	(2) IRB Brasil Resseguros S/A	19,491	0.0
		48,664	0.0

	Thailand: 0.0%
5,890	(2) Minor International PCL (Foreign)	529	0.0

	Total Rights
	(Cost $–)	49,193	0.0

	Total Long-Term Investments
	(Cost $382,507,436)	454,540,417	99.3

Voya Multi-Manager Emerging Markets Equity Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2020 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.7%
	Repurchase Agreements: 0.2%
1,000,000	(4) Citigroup, Inc., Repurchase Agreement dated 07/31/20, 0.09%, due 08/03/20 (Repurchase Amount $1,000,007, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-5.000%, Market Value plus accrued interest $1,020,000, due 01/28/21-04/01/59)	$1,000,000	0.2
3,299	(4) Credit Suisse AG (New York), Repurchase Agreement dated 07/31/20, 0.07%, due 08/03/20 (Repurchase Amount $3,299, collateralized by various U.S. Government Securities, 0.000%-0.625%, Market Value plus accrued interest $3,365, due 03/25/21-04/15/23)	3,299	0.0

	Total Repurchase Agreements
	(Cost $1,003,299)	1,003,299	0.2

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.5%
1,073,020	(5) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.060%	1,073,020	0.3
941,000	(5) Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.130%	941,000	0.2
	Total Mutual Funds
	(Cost $2,014,020)	2,014,020	0.5

	Total Short-Term Investments
	(Cost $3,017,319)	3,017,319	0.7

	Total Investments in Securities (Cost $385,524,755)	$457,557,736	100.0
	Assets in Excess of Other Liabilities	131,260	0.0
	Net Assets	$457,688,996	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(1)	Security, or a portion of the security, is on loan.
(2)	Non-income producing security.
(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(4)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of July 31, 2020.

Sector Diversification	Percentage of Net Assets
Consumer Discretionary	20.5%
Information Technology	18.4
Communication Services	15.8
Financials	11.3
Energy	8.6
Consumer Staples	8.5
Health Care	4.7
Industrials	4.3
Materials	3.1
Utilities	2.2
Real Estate	1.9
Rights	0.0
Short-Term Investments	0.7
Assets in Excess of Other Liabilities	–
Net Assets	100.0%

Voya Multi-Manager Emerging Markets Equity Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2020 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2020
Asset Table
Investments, at fair value
Common Stock
Argentina	$1,798,839	$–	$–	$1,798,839
Bahrain	–	141,685	–	141,685
Brazil	29,383,337	–	–	29,383,337
Chile	1,640,795	–	–	1,640,795
China	56,934,206	106,170,987	–	163,105,193
Colombia	548,101	–	–	548,101
Egypt	1,699,545	3,073,958	–	4,773,503
Georgia	–	1,110,607	–	1,110,607
Germany	–	3,260,085	–	3,260,085
Greece	–	870,705	–	870,705
Hungary	–	2,127,477	–	2,127,477
India	2,458,153	41,936,503	–	44,394,656
Indonesia	–	4,830,412	–	4,830,412
Kenya	–	1,370,637	–	1,370,637
Kuwait	871,302	1,237,178	–	2,108,480
Malaysia	–	3,205,652	–	3,205,652
Mexico	14,253,831	–	–	14,253,831
Netherlands	–	7,519,986	–	7,519,986
Peru	1,272,827	–	–	1,272,827
Philippines	–	6,180,432	–	6,180,432
Qatar	–	749,205	–	749,205
Romania	207,808	–	–	207,808
Russia	10,848,883	10,423,602	–	21,272,485
Saudi Arabia	174,453	1,851,771	–	2,026,224
Singapore	1,925,261	–	–	1,925,261
South Africa	843,077	8,672,742	–	9,515,819
South Korea	3,491,138	42,946,195	–	46,437,333
Spain	–	960,208	–	960,208
Taiwan	577,080	53,883,470	–	54,460,550
Thailand	–	6,909,407	–	6,909,407
Turkey	2,060,057	4,929,666	–	6,989,723
United Kingdom	–	2,026,406	–	2,026,406
United States	3,497,871	–	–	3,497,871
Total Common Stock	134,486,564	316,388,976	–	450,875,540
Preferred Stock	1,727,948	1,887,736	–	3,615,684
Rights	48,664	529	–	49,193
Short-Term Investments	2,014,020	1,003,299	–	3,017,319
Total Investments, at fair value	$138,277,196	$319,280,540	$–	$457,557,736
Other Financial Instruments+
Futures	4,218	–	–	4,218
Total Assets	$138,281,414	$319,280,540	$–	$457,561,954
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(14)	$–	$(14)
Total Liabilities	$–	$(14)	$–	$(14)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

Voya Multi-Manager Emerging Markets Equity Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2020 (Unaudited) (Continued)

At July 31, 2020, the following forward foreign currency contracts were outstanding for Voya Multi-Manager Emerging Markets Equity Fund:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
HKD 2,431,482	USD 313,742	The Bank of New York Mellon	08/05/20	$(14)
				$(14)

At July 31, 2020, the following futures contracts were outstanding for Voya Multi-Manager Emerging Markets Equity Fund:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Mini MSCI Emerging Markets Index	42	09/18/20	$2,245,530	$4,218
			$2,245,530	$4,218

Currency Abbreviations
HKD	-	Hong Kong Sar Dollar
USD	-	United States Dollar

At July 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $393,188,957.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$93,540,811
Gross Unrealized Depreciation	(28,523,342)
Net Unrealized Appreciation	$65,017,469